UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               ---------------------------------

Check here if Amendment [X];      Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
          ----------------------------------------------------------------------
Address:  6125 Memorial Drive
          ----------------------------------------------------------------------
          Dublin, OH 43017
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-1512
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wesley F. Hoag
          ----------------------------------------------------------------------
Title:    Vice President and General Counsel
          ----------------------------------------------------------------------
Phone:    614-766-7000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Wesley F. Hoag                  Dublin, OH                        08/05/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 143
                                        -------------------

Form 13F Information Table Value Total: $  170,072
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:06/30/03

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Anadarko Petroleum  | COMMON STOCK  |032511107  |       395,783|       8,900|          X           |   02  |           8900
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Alltel Corp.        | COMMON STOCK  |020039103  |       829,384|      17,200|          X           |   02  |          17200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AGL Resources Inc.  | COMMON STOCK  |001204106  |       736,997|      28,970|          X           |   02  |          28970
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ATMOS Energy Corp   | COMMON STOCK  |049560105  |       644,676|      25,995|          X           |   02  |          25995
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bellsouth Corp.     | COMMON STOCK  |079860102  |       599,708|      22,520|          X           |   02  |          22520
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Burlington Resources| COMMON STOCK  |122014103  |       436,345|       8,070|          X           |   02  |           8070
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cinergy Corp.       | COMMON STOCK  |172474108  |       669,026|      18,185|          X           |   02  |          18185
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CenturyTel          | COMMON STOCK  |156700106  |       630,088|      18,080|          X           |   02  |          18080
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
DPL Inc             | COMMON STOCK  |233293109  |       367,975|      23,085|          X           |   02  |          23085
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Devon Energy        | COMMON STOCK  |25179M103  |       414,384|       7,760|          X           |   02  |           7760
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
EOG Resources       | COMMON STOCK  |26875P101  |       391,622|       9,360|          X           |   02  |           9360
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Equitable Resources | COMMON STOCK  |294549100  |       813,985|      19,980|          X           |   02  |          19980
Inc                 |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nicor Inc.          | COMMON STOCK  |654086107  |     1,097,714|      29,580|          X           |   02  |          29580
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Idacorp Inc.        | COMMON STOCK  |451107106  |       771,881|      29,405|          X           |   02  |          29405
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan       | COMMON STOCK  |494550106  |     1,313,566|      33,238|          X           |   02  |          33238
Energy Partners     |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
KeySpan Corp.       | COMMON STOCK  |49337W100  |     1,138,831|      32,125|          X           |   02  |          32125
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MDU Res Group Inc.  | COMMON STOCK  |552690109  |       877,605|      26,205|          X           |   02  |          26205
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NiSource Inc.       | COMMON STOCK  |65473P105  |     1,068,560|      56,240|          X           |   02  |          56240
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
People's Energy Corp| COMMON STOCK  |711030106  |       724,198|      16,885|          X           |   02  |          16885
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Philadelphia Suburba| COMMON STOCK  |718009608  |       865,002|      35,480|          X           |   02  |          35480
n Corp              |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SBC Communications  | COMMON STOCK  |78387G103  |       588,544|      23,035|          X           |   02  |          23035
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Questar Corp.       | COMMON STOCK  |748356102  |     1,487,407|      44,440|          X           |   02  |          44440
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Telephone & Data Sys| COMMON STOCK  |879433100  |       536,263|      10,790|          X           |   02  |          10790
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Transcanada Corp    | COMMON STOCK  |89353D107  |       603,354|      34,340|          X           |   02  |          34340
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Vectren Corporation | COMMON STOCK  |92240G101  |       549,221|      21,925|          X           |   02  |          21925
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |       621,653|      15,758|          X           |   02  |          15758
Communications Inc. |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |    19,173,773|            |                      |       |
GRAND TOTAL:        |               |           |    19,173,773|            |                      |       |


PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:06/30/03

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Abbott Labs         | COMMON STOCK  |002824100  |       241,774|       5,525|          X           |   01  |           5525
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Int'l.     | COMMON STOCK  |026874107  |       415,781|       7,535|          X           |   01  |           7535
Group               |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Amgen Inc           | COMMON STOCK  |031162100  |       211,008|       3,200|          X           |   01  |           3200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Express    | COMMON STOCK  |025816109  |       211,350|       5,055|          X           |   01  |           5055
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bank of America Corp| COMMON STOCK  |060505104  |       347,337|       4,395|          X           |   01  |           4395
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
BB&T Corporation    | COMMON STOCK  |054937107  |       230,153|       6,710|          X           |   01  |           6710
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bristol Myers Squibb| COMMON STOCK  |110122108  |       235,526|       8,675|          X           |   01  |           8675
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Citigroup Inc.      | COMMON STOCK  |172967101  |       629,802|      14,715|          X           |   01  |          14715
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
General Electric Co.| COMMON STOCK  |369604103  |       562,845|      19,625|          X           |   01  |          19625
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Hewlett Packard     | COMMON STOCK  |428236103  |       223,224|      10,480|          X           |   01  |          10480
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Coca Cola Co        | COMMON STOCK  |191216100  |       239,476|       5,160|          X           |   01  |           5160
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Altria Group Inc.   | COMMON STOCK  |02209S103  |       244,467|       5,380|          X           |   01  |           5380
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Merck & Co., Inc.   | COMMON STOCK  |589331107  |       376,924|       6,225|          X           |   01  |           6225
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Microsoft Corp.     | COMMON STOCK  |594918104  |       666,127|      25,980|          X           |   01  |          25980
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pfizer Inc.         | COMMON STOCK  |717081103  |       711,174|      20,825|          X           |   01  |          20825
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Proctor & Gamble    | COMMON STOCK  |742718109  |       208,681|       2,340|          X           |   01  |           2340
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Sun Microsystems    | COMMON STOCK  |866810104  |        53,196|      11,440|          X           |   01  |          11440
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wal-Mart Stores Inc.| COMMON STOCK  |931142103  |       617,205|      11,500|          X           |   01  |          11500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wyeth               | COMMON STOCK  |983024100  |       249,386|       5,475|          X           |   01  |           5475
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Exxon Mobil Corp    | COMMON STOCK  |30231G102  |       263,005|       7,324|          X           |   01  |           7324
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |     6,938,441|            |                      |       |
GRAND TOTAL:        |               |           |     6,938,441|            |                      |       |

NAME OF ISSUER            TITLE OF CLASS    CUSIP #       MARKET VALUE   SHARES    SOLE SHARED OTHER    MANAGER    SOLE SHARED OTHER
--------------            --------------    -------       ------------   ------    ---- ------ -----    -------    ---- ------ -----
ADC Telecommunications      COMMON STOCKS   886101          1,154,734    502,058    X                              X
AES Corporation             COMMON STOCKS   00130H105       2,226,669    350,656    X                              X
AMR American Airlines       COMMON STOCKS   1765106         1,822,744    165,703    X                              X
Advanced Micro Devices      COMMON STOCKS   7903107         1,046,852    163,315    X                              X
Allegheny Energy Inc.       COMMON STOCKS   17361106        1,199,918    142,002    X                              X
Allegheny Tech              COMMON STOCKS   01741R102       1,183,773    179,359    X                              X
Allied Waste Industries     COMMON STOCKS   19589308          987,281     98,236    X                              X
American Greetings CL A     COMMON STOCKS   26375105        1,379,217     70,224    X                              X
Andrew Corp.                COMMON STOCKS   34425108          975,453    104,438    X                              X
Applied Micro Circuits      COMMON STOCKS   03822W109       1,714,075    283,787    X                              X
Ashland Inc                 COMMON STOCKS   44204105        1,200,495     39,129    X                              X
Autodesk Inc                COMMON STOCKS   52769106        1,239,569     76,658    X                              X
Avaya, Inc.                 COMMON STOCKS   53499109        2,791,934    432,187    X                              X
Bausch & Lomb Inc           COMMON STOCKS   71707103        1,157,896     30,877    X                              X
Bemis Co., Inc.             COMMON STOCKS   81437105        1,039,481     22,211    X                              X
Big Lots Inc.               COMMON STOCKS   89302103        1,268,905     84,368    X                              X
Boise Cascade               COMMON STOCKS   97383103          968,721     40,532    X                              X
Brunswick Corp.             COMMON STOCKS   117043109       1,388,303     55,487    X                              X
CMS Energy Corp             COMMON STOCKS   125896100         881,441    108,819    X                              X
Calpine                     COMMON STOCKS   131347106       2,063,299    312,621    X                              X
CenterPoint Energy Inc.     COMMON STOCKS   15189T107       1,040,046    127,613    X                              X
Ciena Corp                  COMMON STOCKS   171779101       1,055,407    204,140    X                              X
Circuit City                COMMON STOCKS   172737108       1,287,850    146,346    X                              X
Citrix Systems Inc          COMMON STOCKS   177376100       1,732,039     85,070    X                              X
Compuware                   COMMON STOCKS   205638109       1,299,306    227,151    X                              X
Comverse Technology Inc.    COMMON STOCKS   205862402       1,568,108    104,470    X                              X
Convergys Corporation       COMMON STOCKS   212485106       1,137,972     71,123    X                              X
Cooper Tire & Rubber        COMMON STOCKS   216831107       1,278,917     72,707    X                              X
Adolph Coors Co.            COMMON STOCKS   217016104         884,809     18,064    X                              X
Crane Co.                   COMMON STOCKS   224399105       1,160,388     51,276    X                              X
Cummins Engine, Inc.        COMMON STOCKS   231021106       1,391,619     38,774    X                              X
Dana Corp.                  COMMON STOCKS   235811106       1,055,322     91,290    X                              X
Delta Air Lines Inc.        COMMON STOCKS   247361108       1,291,065     87,947    X                              X
Deluxe Corp                 COMMON STOCKS   248019101       1,216,774     27,160    X                              X
Dillards Inc-Cl A           COMMON STOCKS   254067101         985,628     73,172    X                              X
Donnelly (R.R.) & Sons      COMMON STOCKS   257867101       1,297,113     49,621    X                              X
Dynegy Inc Class A          COMMON STOCKS   26816Q101       3,696,114    880,027    X                              X
Fluor                       COMMON STOCKS   343412102       1,295,612     38,514    X                              X
Freeport McMoran Cl B       COMMON STOCKS   35671D857       1,587,537     64,797    X                              X
Gateway Inc.                COMMON STOCKS   367626108       1,207,901    330,931    X                              X
Goodrich (B.F.)             COMMON STOCKS   382388106       1,219,861     58,088    X                              X
Great Lakes Chemical        COMMON STOCKS   390568103         933,868     45,777    X                              X
Hasbro                      COMMON STOCKS   418056107       1,696,672     97,008    X                              X
Hercules Inc                COMMON STOCKS   427056106       1,229,103    124,151    X                              X
Humana                      COMMON STOCKS   444859102       1,663,111    110,139    X                              X
KB Home Com                 COMMON STOCKS   48666K109       1,587,284     25,609    X                              X
LSI Logic Corp              COMMON STOCKS   502161102       1,310,766    185,136    X                              X
Louisiana-Pacific Corp      COMMON STOCKS   546347105       1,548,371    142,838    X                              X
HCR Manor Care, Inc.        COMMON STOCKS   564055101       1,466,025     58,617    X                              X
Maytag                      COMMON STOCKS   578592107         974,168     39,892    X                              X
McDermitt International     COMMON STOCKS   580037109       1,538,679    243,077    X                              X
Mercury Interactive         COMMON STOCKS   589405109       1,234,255     31,843    X                              X
Meredith Corporation        COMMON STOCKS   589433101       1,189,882     27,042    X                              X
Millipore                   COMMON STOCKS   601073109       1,415,731     31,907    X                              X
Mirant Corporation          COMMON STOCKS   604675108       1,626,013    560,694    X                              X
Monster Worldwide Inc       COMMON STOCKS   611742107       1,842,843     93,403    X                              X
NCR Corporation             COMMON STOCKS   6.289E+112      1,161,163     45,322    X                              X
National Semiconductor      COMMON STOCKS   637640103       1,413,876     71,697    X                              X
Navistar Intl Corp.         COMMON STOCKS   6.393E+112      1,434,917     43,975    X                              X
Nicor, Inc.                 COMMON STOCKS   654086107       1,284,946     34,625    X                              X
Nordstrom Inc               COMMON STOCKS   655664100       1,215,918     62,290    X                              X
Novell                      COMMON STOCKS   670006105         950,536    305,638    X                              X
NVIDIA Corporation          COMMON STOCKS   67066G104       2,107,963     92,010    X                              X
PMC Sierra Inc.             COMMON STOCKS   69344F106       2,114,539    180,267    X                              X
Pall Corp                   COMMON STOCKS   696429307       1,490,171     66,229    X                              X
Parametric Technologies     COMMON STOCKS   699173100       1,543,445    511,074    X                              X
People's Energy Corp.       COMMON STOCKS   711030106       1,292,048     30,124    X                              X
Perkinelmer Inc.            COMMON STOCKS   714046109       1,782,899    129,102    X                              X
Phelps Dodge Corp.          COMMON STOCKS   717265102       1,300,150     33,911    X                              X
Power-One                   COMMON STOCKS   739308104       1,323,050    185,821    X                              X
Providian Financial Corp    COMMON STOCKS   74406a102       1,537,742    166,062    X                              X
Quintiles Transnational     COMMON STOCKS   748767100       1,179,512     83,240    X                              X
Reebok International Ltd    COMMON STOCKS   758110100       1,235,010     36,723    X                              X
Robert Half Intl Inc.       COMMON STOCKS   770323103       1,258,688     66,456    X                              X
Rowan Co., Inc.             COMMON STOCKS   779382100       1,103,067     49,244    X                              X
Ryder Systems               COMMON STOCKS   783549108       1,275,986     49,804    X                              X
Sabre Holdings Corp         COMMON STOCKS   785905100       1,459,828     59,222    X                              X
Sanmina-SCI Corp            COMMON STOCKS   800907107       1,526,195    241,486    X                              X
Scientific-Atlanta          COMMON STOCKS   808655104       2,128,789     89,294    X                              X
Snap-On, Inc.               COMMON STOCKS   833034101       1,105,772     38,090    X                              X
Solectron Corp              COMMON STOCKS   834182107       1,123,294    300,345    X                              X
Sunoco Inc.                 COMMON STOCKS   86764P109       1,266,618     33,561    X                              X
Supervalu Inc               COMMON STOCKS   868536103       1,399,501     65,642    X                              X
Symbol Technology           COMMON STOCKS   871508107       1,653,858    127,122    X                              X
TECO Energy Inc.            COMMON STOCKS   872375100         819,982     68,388    X                              X
Tektronix                   COMMON STOCKS   879131100       1,306,397     60,481    X                              X
Temple-Inland Inc.          COMMON STOCKS   879868107         944,158     22,003    X                              X
Teradyne Inc.               COMMON STOCKS   880770102       1,398,359     80,783    X                              X
Thomas & Betts              COMMON STOCKS   884315102         926,045     64,086    X                              X
Toys 'R' Us Inc             COMMON STOCKS   892335100       1,289,106    106,361    X                              X
Tupperware Corp.            COMMON STOCKS   899896104         996,442     69,390    X                              X
United States Steel Corp    COMMON STOCKS   912909108       1,371,103     83,757    X                              X
Visteon Corp                COMMON STOCKS   92839U107       1,043,259    151,857    X                              X
Waters Corporation          COMMON STOCKS   941848103       1,447,392     49,687    X                              X
Williams Cos. Inc.          COMMON STOCKS   969457100       3,153,079    399,123    X                              X
Winn-Dixie Stores Inc       COMMON STOCKS   974280109         873,430     70,952    X                              X
Worthington Ind             COMMON STOCKS   981811102       1,084,189     80,909    X                              X